INTANGIBLE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Assets

at December 31	2016	2015
(millions of Canadian $)

Capital projects in development	2,094	1,814
Deferred income tax assets (Note 16)	313	9
Employee post-retirement benefits (Note 23)	189	18
Fair value of derivative contracts (Note 24)	133	168
PPAs	—	220
Prepaid rent[1]	—	230
Loans and advances[1]	—	159
Other	218	478
	2,947	3,096

1
TCPL held a note receivable from the seller of Ravenswood of $165 million (US$123 million) and $214 million (US$154 million) as at December 31, 2016 and at December 31, 2015, respectively, which bears interest at 6.75 per cent and matures in 2040. As of November 1, 2016, all Ravenswood assets including prepaid rent and the note receivable have been reclassified to Assets held for sale (Note 6). The current portion included in Other current assets was $55 million (US$40 million) at December 31, 2015.

Schedule of Finite-Lived Intangible Assets
The following amounts related to PPAs are included in Intangible and other assets:

	2016			2015
at December 31	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
(millions of Canadian $)

Sheerness	—	—	—	585	390	195
Sundance A	—	—	—	225	200	25
	—	—	—	810	590	220